Other Assets - Components of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Affordable housing tax credit and other unconsolidated investments	$ 2,052	$ 762
Accrued interest receivable	832	329
Fair value of derivative financial instruments	640	159
Pension assets	474	343
Right of use assets for operating leases, net	354	345
Income tax receivable	209	275
Counterparty receivables	114	98
Bank-owned life insurance	105	586
Nonmarketable equity securities	103	58
Other real estate owned	58	47
Mortgage servicing rights	25	25	$ 23	$ 18
Federal Home Loan Bank stock	20	197
Other	871	1,145
Total other assets	$ 5,857	4,369
Other Assets, Miscellaneous
Other Assets [Line Items]
Bank owned life insurance, amount terminated but not cash-settled		$ 607